"TOP EXPLORER" VARIABLE ANNUITY

THE OHIO NATIONAL LIFE INSURANCE COMPANY
OHIO NATIONAL VARIABLE ACCOUNT A

SUPPLEMENT DATED DECEMBER 2, 2002 TO THE PROSPECTUS DATED MAY 1, 2002

Effective December 2, 2002, the following is added to the list of Available Funds on page 3 of the prospectus:

VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS       INVESTMENT ADVISER
U.S. Real Estate Portfolio                     Van Kampen

The Fund Annual Expenses for this additional portfolio are:

                                                                       TOTAL FUND
                                                                        EXPENSES       TOTAL       TOTAL FUND
                                             DISTRIBUTION               WITHOUT       WAIVERS       EXPENSES
                                MANAGEMENT     (12B-1)       OTHER     WAIVERS OR       AND       WITH WAIVERS
                                   FEES          FEES       EXPENSES   REDUCTIONS   REDUCTIONS*   OR REDUCTIONS
                                ----------   ------------   --------   ----------   -----------   -------------
                                   0.80%         0.00%        0.35%       1.15%        0.05%          1.10%

*The investment adviser is voluntarily waiving part or all of its management fees and/or reimbursing the Funds in order to reduce total Fund expenses. The investment adviser could reduce or eliminate these waivers at any time.

EXAMPLES -- Assuming that any expense waivers or reimbursements continue for the periods shown, if you surrendered your contract at the end of the applicable time period, you would pay the following aggregate expenses on a $1,000 investment in each Fund, assuming 5% annual return:

                                                    1          3          5         10
                                                   YEAR      YEARS      YEARS      YEARS
                                                   ----      -----      -----      -----
U.S. Real Estate                                    97        137        175        286

If you do not surrender your contract or if you annuitize at the end of the applicable time period, you would pay the following aggregate expenses on the same investment:

U.S. Real Estate                                    26         79        134        286

Without the voluntary fee waivers or reimbursements by the investment adviser, if you do not surrender your contract or you annuitize at the end of the applicable time period, you would pay the following aggregate expenses on the same investment:

U.S. Real Estate                                    98        138        178        291

Without the voluntary waivers or reimbursements by the investment adviser, if you do not surrender your contract or you annuitize at the end of the applicable time period, you would pay the following aggregate expenses on the same investment:

U.S. Real Estate                                    26         80        137        291

For additional information concerning this Fund, including their investment objectives, see the Van Kampen Universal Institutional Funds prospectus.

                    THE OHIO NATIONAL LIFE INSURANCE COMPANY
   VARIABLE ANNUITIES ISSUED THROUGH OHIO NATIONAL VARIABLE ACCOUNTS A AND B

                    OHIO NATIONAL LIFE ASSURANCE CORPORATION
VARIABLE UNIVERSAL LIFE INSURANCE ISSUED THROUGH OHIO NATIONAL VARIABLE ACCOUNT
                                       R

   SUPPLEMENT DATED NOVEMBER 1, 2002, TO PROSPECTUSES AMENDED AUGUST 1, 2002

     Effective November 1, 2002, the Core Growth portfolio of Ohio National Fund, Inc. has been renamed the Small Cap Growth portfolio. The subadviser for the portfolio is now UBS Global Asset Management (New York), Inc.

"TOP EXPLORER" FLEXIBLE PREMIUM VARIABLE ANNUITY

THE OHIO NATIONAL LIFE INSURANCE COMPANY
VARIABLE ACCOUNT A

SUPPLEMENT DATED AUGUST 1, 2002 TO THE PROSPECTUS DATED MAY 1, 2002

Effective August 1, 2002, the following are added to the list of Available Funds on pages 2 and 3 of the prospectus:

PIMCO VARIABLE INSURANCE TRUST                 INVESTMENT ADVISER
Real Return Portfolio                          Pacific Investment Management Company LLC
Total Return Portfolio                         Pacific Investment Management Company LLC
Global Bond Portfolio                          Pacific Investment Management Company LLC

The Fund Annual Expenses for these three portfolios are:

                                                                        TOTAL FUND
                                                                         EXPENSES       TOTAL       TOTAL FUND
                                              DISTRIBUTION               WITHOUT       WAIVERS       EXPENSES
                                 MANAGEMENT     (12b-1)       OTHER     WAIVERS OR       AND       WITH WAIVERS
                                    FEES          FEES       EXPENSES   REDUCTIONS   REDUCTIONS*   OR REDUCTIONS
                                 ----------   ------------   --------   ----------   -----------   -------------
Real Return                         0.25%         0.15%        0.27%       0.67%        0.01%          0.66%
Total Return                        0.25%         0.15%        0.26%       0.66%        0.01%          0.65%
Global Bond                         0.25%         0.15%        0.78%       1.18%        0.28%          0.90%

*The investment adviser is voluntarily waiving part or all of its management fees and/or reimbursing the Funds in order to reduce total Fund expenses. The investment adviser could reduce or eliminate these waivers at any time.

EXAMPLES -- Assuming that any expense waivers or reimbursements continue for the periods shown, if you surrendered your contract at the end of the applicable time period, you would pay the following aggregate expenses on a $1,000 investment in each Fund, assuming 5% annual return:

                                               1            3            5            10
                                              YEAR        YEARS        YEARS        YEARS
                                             ------      -------      -------      --------
Real Return                                   $93         $124         $154          $242
Total Return                                   93          124          153           241
Global Bond                                    95          131          166           266

If you do not surrender your contract or if you annuitize at the end of the applicable time period, you would pay the following aggregate expenses on the same investment:

Real Return                                    21           65          112           242
Total Return                                   21           65          112           241
Global Bond                                    24           73          124           266

Without the voluntary fee waivers or reimbursements by the investment adviser, if you surrendered your contract at the end of the applicable time period, you would pay the following aggregate expenses on a $1,000 investment in each of the following Funds, assuming 5% annual return:

Real Return                                    93          125          154           243
Total Return                                   93          124          154           242
Global Bond                                    98          139          179           294

Without the voluntary fee waivers or reimbursements by the investment adviser, if you do not surrender your contract or you annuitize at the end of the applicable time period, you would pay the following aggregate expenses on the same investment:

Real Return                                    21           66          113           243
Total Return                                   21           65          112           242
Global Bond                                    26           81          138           294

For additional information concerning these Funds, including their investment objectives, see the PIMCO Variable Insurance Trust prospectus.

                                   PROSPECTUS

                           FLEXIBLE PURCHASE PAYMENT
                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS

                        OHIO NATIONAL VARIABLE ACCOUNT A
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY
                               One Financial Way
                             Montgomery, Ohio 45242
                            Telephone (800) 366-6654

This prospectus offers variable annuity contracts allowing you to accumulate values and paying you benefits on a variable and/or fixed basis.

Variable annuities provide contract values and lifetime annuity payments that vary with the investment results of the Funds you choose. You cannot be sure that the contract value or annuity payments will equal or exceed your purchase payments.

The variable annuity contracts are designed for:

- annuity purchase plans adopted by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (the "Code"), qualifying for tax-deferred treatment pursuant to Section 403(b) of the Code,

- other employee pension or profit-sharing trusts or plans qualifying for tax-deferred treatment under Section 401(a), 401(k) or 403(a) of the Code,

- individual retirement annuities qualifying for tax-deferred treatment under
  Section 408 or 408A of the Code,

- state and municipal deferred compensation plans and

- non-tax-qualified plans.

The minimum purchase payment is $100. You may make additional payments at any time. We may limit your total purchase payments to $1,500,000.

You may direct the allocation of your purchase payments to one or more (but not more than 10 variable) subaccounts of Ohio National Variable Account A ("VAA"). VAA is a separate account of The Ohio National Life Insurance Company. The assets of VAA are invested in shares of the Funds. The Funds are portfolios of Ohio National Fund, Inc., The Dow Target Variable Fund LLC, Goldman Sachs Variable Insurance Trust, Janus Aspen Series, J.P. Morgan Series Trust II, Lazard Retirement Series, Inc., MFS Variable Insurance Trust, PBHG Insurance Series Fund, Inc., Strong Variable Insurance Funds, Inc. and the Variable Insurance Products Fund (Fidelity). See page 3 for the list of available Funds. See also the accompanying prospectuses of the Funds. The Fund prospectuses might also contain information about other funds that are not available for these contracts.

You may withdraw all or part of the contract's value before annuity payments begin. You might incur federal income tax penalties for those early withdrawals. We may charge you a surrender charge up to 7% of the amount withdrawn. After the first year, you may withdraw up to 10% of the contract value each year without this charge. Your exercise of contract rights may be subject to the terms of your qualified employee trust or annuity plan. This prospectus contains no information concerning your trust or plan.

You may revoke the contract, without penalty, within 20 days of receiving it (or a longer period if required by state law).

KEEP THIS PROSPECTUS FOR FUTURE REFERENCE. IT SETS FORTH THE INFORMATION ABOUT VAA AND THE VARIABLE ANNUITY CONTRACTS THAT YOU SHOULD KNOW BEFORE INVESTING. ADDITIONAL INFORMATION ABOUT VAA HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IN A STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2002. WE HAVE INCORPORATED THE STATEMENT OF ADDITIONAL INFORMATION BY REFERENCE. IT IS AVAILABLE UPON REQUEST AND WITHOUT CHARGE BY WRITING OR CALLING US AT THE ABOVE ADDRESS. THE TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION IS ON THE BACK PAGE OF THIS PROSPECTUS.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                  MAY 1, 2002

FORM V-4826

                               TABLE OF CONTENTS

Available Funds..........................      3
Fee Table................................      4
Accumulation Unit Values.................      9
  Financial Statements...................     16
Ohio National............................     16
  Ohio National Life.....................     16
  Ohio National Variable Account A.......     16
  The Funds..............................     16
  Mixed and Shared Funding...............     17
  Voting Rights..........................     17
Distribution of Variable Annuity
  Contracts..............................     18
Deductions and Expenses..................     18
  Surrender Charge.......................     18
  Contract Administration Charge.........     18
  Deduction for Administrative
     Expenses............................     19
  Deduction for Risk Undertakings........     19
  Transfer Fee...........................     19
  Deduction for State Premium Tax........     19
  Fund Expenses..........................     19
Description of Variable Annuity
  Contracts..............................     19
  Free Look..............................     19
Accumulation Period......................     20
  Purchase Payments......................     20
  When We May Terminate Your Contract....     20
  Accumulation Units.....................     20
  Crediting Accumulation Units...........     20
  Allocation of Purchase Payments........     20
  Accumulation Unit Value and Contract
     Value...............................     20
  Net Investment Factor..................     21
  Surrender and Withdrawal...............     21
  Transfers among Subaccounts............     21
  Scheduled Transfers (Dollar Cost
     Averaging)..........................     22
  Electronic Access......................     22
  Nursing Facility Confinement...........     23
  Death Benefit..........................     23
  Guaranteed Account.....................     23
  Ohio National Life Employee Discount...     24
  Texas State Optional Retirement
     Program.............................     24
Annuity Period...........................     24
  Annuity Payout Date....................     24
  Annuity Options........................     24
  Determination of Amount of the First
     Variable Annuity Payment............     25
  Annuity Units and Variable Payments....     25
  Transfers during Annuity Payout........     26
Other Contract Provisions................     26
  Assignment.............................     26
  Reports and Confirmations..............     26
  Substitution for Fund Shares...........     27
  Contract Owner Inquiries...............     27
  Performance Data.......................     27
Federal Tax Status.......................     27
  Tax-Deferred Annuities.................     29
  Qualified Pension or Profit-Sharing
     Plans...............................     29
  Withholding on Distribution............     30
  Individual Retirement Annuities
     (IRAs)..............................     30
IRA Disclosure Statement.................     31
  Free Look Period.......................     31
  Eligibility Requirements...............     31
  Contributions and Deductions...........     31
  IRA for Non-working Spouse.............     32
  Rollover Contribution..................     33
  Premature Distributions................     33
  Distribution at Retirement.............     33
  Inadequate Distributions -- 50% Tax....     33
  Death Benefits.........................     34
  Roth IRAs..............................     34
  Savings Incentive Match Plan for
     Employees (SIMPLE)..................     34
  Reporting to the IRS...................     35
Illustration of IRA Fixed
  Accumulations..........................     36
Statement of Additional Information
  Contents...............................     37

FORM V-4826

                                AVAILABLE FUNDS

The investment adviser for Ohio National Fund, Inc. and Dow Target Variable Fund LLC is their affiliate, Ohio National Investments, Inc. Subadvisers for certain portfolios are shown below in parentheses.

OHIO NATIONAL FUND, INC.                                ADVISER (SUBADVISER)
Equity Portfolio                                        (Legg Mason Funds Management, Inc.)
Money Market Portfolio                                  Ohio National Investments, Inc.
Bond Portfolio                                          Ohio National Investments, Inc.
Omni Portfolio (an asset allocation fund)               (Suffolk Capital Management, LLC)
International Portfolio                                 (Federated Global Investment Management Corp.)
International Small Company Portfolio                   (Federated Global Investment Management Corp.)
Capital Appreciation Portfolio                          (Jennison Associates LLC)
Discovery (formerly called Small Cap) Portfolio         (Founders Asset Management LLC)
Aggressive Growth Portfolio                             (Janus Capital Management LLC)
Core Growth Portfolio                                   (Pilgrim Baxter & Associates, Ltd.)
Growth & Income Portfolio                               (RS Investment Management Co. LLC)
Capital Growth Portfolio                                (RS Investment Management Co. LLC)
S&P 500 Index Portfolio                                 Ohio National Investments, Inc.
Social Awareness Portfolio                              Ohio National Investments, Inc.
High Income Bond Portfolio                              (Federated Investment Counseling)
Equity Income Portfolio                                 (Federated Investment Counseling)
Blue Chip Portfolio                                     (Federated Investment Counseling)
Nasdaq-100 Index Portfolio                              Ohio National Investments, Inc.
Bristol Portfolio (large cap stocks)                    (Suffolk Capital Management, LLC)
Bryton Growth Portfolio (small/mid cap stocks)          (Suffolk Capital Management, LLC)

THE DOW(SM) TARGET VARIABLE FUND LLC
The Dow(SM) Target 10 Portfolios                 (First Trust Advisors L.P.)
The Dow(SM) Target 5 Portfolios                  (First Trust Advisors L.P.)
GOLDMAN SACHS VARIABLE INSURANCE TRUST
Goldman Sachs Growth and Income Fund             Goldman Sachs Asset Management
Goldman Sachs CORE U.S. Equity Fund              Goldman Sachs Asset Management
Goldman Sachs Capital Growth Fund                Goldman Sachs Asset Management
JANUS ASPEN SERIES (SERVICE SHARES)
Growth Portfolio                                 Janus Capital Management LLC
Worldwide Growth Portfolio                       Janus Capital Management LLC
Balanced Portfolio                               Janus Capital Management LLC
J.P. MORGAN SERIES TRUST II
J.P. Morgan Mid Cap Value Portfolio              Robert Fleming, Inc.
J.P. Morgan Small Company Portfolio              J.P. Morgan Investment Management Inc.
LAZARD RETIREMENT SERIES, INC.
Small Cap Portfolio                              Lazard Asset Management
Emerging Markets Portfolio                       Lazard Asset Management
MFS VARIABLE INSURANCE TRUST (SERVICE CLASS)
MFS Investors Growth Stock Series                Massachusetts Financial Services Company
MFS Mid Cap Growth Series                        Massachusetts Financial Services Company
MFS New Discovery Series                         Massachusetts Financial Services Company
MFS Total Return Series                          Massachusetts Financial Services Company
PBHG INSURANCE SERIES FUND
PBHG Technology & Communications Portfolio       Pilgrim Baxter & Associates, Ltd.

STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Mid Cap Growth Fund II                    Strong Capital Management, Inc.
Strong Opportunity Fund II
  (a mid cap/small cap fund)                     Strong Capital Management, Inc.
VARIABLE INSURANCE PRODUCTS SERVICE
  CLASS 2 FUND
VIP Contrafund(R) Portfolio (a value fund)       Fidelity Management & Research Company
VIP Mid Cap Portfolio                            Fidelity Management & Research Company
VIP Growth Portfolio                             Fidelity Management & Research Company

FORM V-4826

                                   FEE TABLE

            CONTRACT OWNER TRANSACTION EXPENSES                   YEARS        PAYMENT
            -----------------------------------                   -----        -------
Deferred Sales Load (as a percentage of amount withdrawn;
the                                                                1st            7%
percentage varies with number of years from purchase
  payments to which values relate)                                 2nd            7%
                                                                   3rd            6%
                                                                   4th            5%
                                                                   5th            4%
                                                                   6th            2%
                                                                   7th            1%
                                                              8th and later       0%

Exchange (transfer) Fee  $3 (currently no charge for the first 4 transfers per year)
Annual Contract Fee      $35 (no fee if contract value exceeds $50,000)

VAA ANNUAL EXPENSES (as a percentage of average variable
  account value)
Mortality and Expense Risk Fees***                              1.05%
Administrative Expenses                                         0.25%
                                                                ----
Total VAA Annual Expenses                                       1.30%

*** The Mortality and Expense risk fees may be changed at any time, but may not be increased to more than 1.55%. We agree that the fees will not be increased on any contract issued pursuant to this prospectus. See Deduction for Risk Undertakings.

Neither the table nor the examples reflect any premium taxes that may apply to a contract. These currently range from 0% to 3.5%. For further details, see Deduction for State Premium Tax.

FUND ANNUAL EXPENSES (as a percentage of the Fund's average net assets)

                                                                       TOTAL FUND
                                                                        EXPENSES        TOTAL        TOTAL FUND
                                                                        WITHOUT        WAIVERS        EXPENSES
                             MANAGEMENT    DISTRIBUTION     OTHER      WAIVERS OR        AND        WITH WAIVERS
                                FEES       (12B-1) FEES    EXPENSES    REDUCTIONS    REDUCTIONS*    OR REDUCTIONS
                             ----------    ------------    --------    ----------    -----------    -------------
OHIO NATIONAL FUND, INC.:
  Money Market*                  0.30%         0.00%         0.12%        0.42%          0.04%          0.38%
  Equity                         0.80%         0.00%         0.13%        0.93%          0.00%          0.93%
  Bond                           0.62%         0.00%         0.13%        0.75%          0.00%          0.75%
  Omni                           0.58%         0.00%         0.18%        0.76%          0.00%          0.76%
  S&P 500 Index                  0.37%         0.00%         0.15%        0.52%          0.00%          0.52%
  International*                 0.88%         0.00%         0.37%        1.25%          0.05%          1.20%
  International Small
     Company                     0.98%         0.00%         0.81%        1.79%          0.00%          1.79%
  Capital Appreciation           0.80%         0.00%         0.13%        0.93%          0.00%          0.93%
  Discovery                      0.79%         0.00%         0.17%        0.96%          0.00%          0.96%
  Aggressive Growth              0.78%         0.00%         0.26%        1.04%          0.00%          1.04%
  Core Growth                    0.90%         0.00%         0.28%        1.18%          0.00%          1.18%
  Growth & Income                0.85%         0.00%         0.15%        1.00%          0.00%          1.00%
  Capital Growth                 0.89%         0.00%         0.17%        1.06%          0.00%          1.06%
  Social Awareness               0.59%         0.00%         0.72%        1.31%          0.00%          1.31%
  High Income Bond               0.75%         0.00%         0.40%        1.15%          0.00%          1.15%
  Equity Income                  0.75%         0.00%         0.28%        1.03%          0.00%          1.03%
  Blue Chip                      0.90%         0.00%         0.30%        1.20%          0.00%          1.20%
  Nasdaq-100 Index*              0.75%         0.00%         0.30%        1.05%          0.30%          0.75%
  Bristol                        0.80%         0.00%         0.40%**      1.20%**        0.00%          1.20%**
  Bryton Growth                  0.85%         0.00%         0.45%**      1.30%**        0.00%          1.30%**

FORM V-4826

                                                                       TOTAL FUND
                                                                        EXPENSES        TOTAL        TOTAL FUND
                                                                        WITHOUT        WAIVERS        EXPENSES
                             MANAGEMENT    DISTRIBUTION     OTHER      WAIVERS OR        AND        WITH WAIVERS
                                FEES       (12b-1) FEES    EXPENSES    REDUCTIONS    REDUCTIONS*    OR REDUCTIONS
                             ----------    ------------    --------    ----------    -----------    -------------
DOW TARGET VARIABLE FUND
  LLC:
  Dow Target 10*                 0.60%         0.00%         2.04%        2.64%          1.04%          1.60%
  Dow Target 5*                  0.60%         0.00%         3.80%        4.40%          2.80%          1.60%
GOLDMAN SACHS VARIABLE
  INSURANCE TRUST:
  Goldman Sachs Growth and
     Income*                     0.75%         0.00%         0.42%        1.17%          0.17%          1.00%
  Goldman Sachs CORE U.S.
     Equity*                     0.70%         0.00%         0.12%        0.82%          0.01%          0.81%
  Goldman Sachs Capital
     Growth*                     0.75%         0.00%         0.94%        1.69%          0.69%          1.00%
JANUS ASPEN SERIES (SERVICE
  SHARES):
  Growth                         0.65%         0.25%         0.01%        0.91%          0.00%          0.91%
  Worldwide Growth               0.65%         0.25%         0.04%        0.94%          0.00%          0.94%
  Balanced                       0.65%         0.25%         0.01%        0.91%          0.00%          0.91%
J.P. MORGAN SERIES TRUST
  II:
  J.P. Morgan Mid Cap
     Value*                      0.70%         0.00%         9.92%       10.62%          9.62%          1.00%
  J.P. Morgan Small Company      0.60%         0.00%         0.55%        1.15%          0.00%          1.15%
LAZARD RETIREMENT SERIES,
  INC.:
  Small Cap*                     0.75%         0.25%         0.67%        1.67%          0.42%          1.25%
  Emerging Markets*              1.00%         0.25%         2.96%        4.21%          2.61%          1.60%
MFS VARIABLE INSURANCE
  TRUST:
  MFS Investors Growth
     Stock                       0.75%         0.25%         0.17%        1.17%          0.00%          1.17%
  MFS Mid Cap Growth*            0.75%         0.25%         0.20%        1.20%          0.05%          1.15%
  MFS New Discovery*             0.90%         0.25%         0.19%        1.34%          0.03%          1.31%
  MFS Total Return               0.75%         0.25%         0.14%        1.14%          0.00%          1.14%
PBHG INSURANCE SERIES FUND:
  PBHG Technology &
     Communications              0.85%         0.00%         0.20%        1.05%          0.00%          1.05%
STRONG VARIABLE INSURANCE
  FUNDS, INC.:
  Strong Mid Cap Growth II*      0.75%         0.00%         0.65%        1.40%          0.20%          1.20%
  Strong Opportunity II*         0.75%         0.00%         0.65%        1.40%          0.30%          1.10%
VARIABLE INSURANCE PRODUCTS
  FUND (FIDELITY):
  VIP Contrafund                 0.58%         0.25%         0.11%        0.94%          0.00%          0.94%
  VIP Mid Cap                    0.58%         0.25%         0.11%        0.94%          0.00%          0.94%
  VIP Growth                     0.58%         0.25%         0.10%        0.93%          0.00%          0.93%

  * The investment advisers of certain Funds are voluntarily waiving part of all of their management fees and/or reimbursing certain Funds in order to reduce total Fund expenses. The investment advisers could reduce or eliminate these waivers or reimbursements at any time.

**Estimated expenses.

FORM V-4826

EXAMPLE -- Assuming that any expense waivers or reimbursements continue for the periods shown, if you surrendered your contract at the end of the applicable time period, you would pay the following aggregate expenses on a $1,000 investment in each Fund, assuming 5% annual return:

                                                                1          3          5          10
                                                               YEAR      YEARS      YEARS      YEARS
                                                              ------    -------    -------    --------
OHIO NATIONAL FUND, INC.:
  Money Market*                                                $ 91      $118       $142        $217
  Equity                                                         96       132        167         269
  Bond                                                           94       127        158         251
  Omni                                                           94       127        159         252
  S&P 500 Index                                                  92       120        147         227
  International*                                                 98       140        180         296
  International Small Company                                   104       156        208         352
  Capital Appreciation                                           96       132        167         269
  Discovery                                                      96       133        168         272
  Aggressive Growth                                              97       135        172         280
  Core Growth                                                    98       139        179         294
  Social Awareness                                               96       134        170         276
  Growth & Income                                                97       136        173         282
  Capital Growth                                                 99       143        185         307
  High Income Bond                                               98       138        178         291
  Equity Income                                                  97       135        172         279
  Blue Chip                                                      98       140        180         296
  Nasdaq-100 Index*                                              97       136        173         281
  Bristol**                                                      98       140         --          --
  Bryton Growth**                                                99       143         --          --
DOW TARGET VARIABLE FUND LLC:
  Dow Target 10*                                                102       151        199         334
  Dow Target 5*                                                 102       151        199         334
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
  Goldman Sachs Growth and Income*                               96       134        170         276
  Goldman Sachs CORE U.S. Equity*                                95       129        161         257
  Goldman Sachs Capital Growth*                                  96       134        170         276
JANUS ASPEN SERIES (SERVICE SHARES):
  Growth                                                         96       132        166         267
  Worldwide Growth                                               96       132        167         270
  Balanced                                                       96       132        166         267
J.P. MORGAN SERIES TRUST II:
  J.P. Morgan Mid Cap Value*                                     96       134        170         276
  J.P. Morgan Small Company                                      98       138        178         291
LAZARD RETIREMENT SERIES, INC.:
  Small Cap*                                                     99       141        182         301
  Emerging Markets*                                             102       151        199         334
MFS VARIABLE INSURANCE TRUST:
  MFS Investors Growth Stock                                     98       139        179         293
  MFS Mid Cap Growth*                                            98       138        178         291
  MFS New Discovery*                                             99       143        185         307
  MFS Total Return                                               98       138        177         290
PBHG INSURANCE SERIES FUND:
  PBHG Technology & Communications                               97       136        173         281

FORM V-4826

                                                                1          3          5          10
                                                               YEAR      YEARS      YEARS      YEARS
                                                              ------    -------    -------    --------
STRONG VARIABLE INSURANCE FUNDS, INC.:
  Strong Mid Cap Growth II*                                    $ 98      $140       $180        $296
  Strong Opportunity II*                                         97       137        175         286
VARIABLE INSURANCE PRODUCTS FUND (FIDELITY):
  VIP Contrafund                                                 96       132        167         270
  VIP Mid Cap                                                    96       132        167         270
  VIP Growth                                                     96       132        167         269

EXAMPLE -- If you do not surrender your contract or if you annuitize at the end of the applicable time period, you would pay the following aggregate expenses on the same investment:

                                                                1          3          5          10
                                                               YEAR      YEARS      YEARS      YEARS
                                                              ------    -------    -------    --------
OHIO NATIONAL FUND, INC.:
  Money Market*                                                $19        $58       $100        $217
  Equity                                                        24         74        126         269
  Bond                                                          22         68        117         251
  Omni                                                          22         68        117         252
  S&P 500 Index                                                 20         61        105         227
  International*                                                27         82        139         296
  International Small Company                                   32         99        168         352
  Capital Appreciation                                          24         74        126         269
  Discovery                                                     24         74        127         272
  Aggressive Growth                                             25         77        131         280
  Core Growth                                                   26         81        138         294
  Social Awareness                                              25         76        129         276
  Growth & Income                                               25         77        132         282
  Capital Growth                                                28         85        145         307
  High Income Bond                                              26         80        137         291
  Equity Income                                                 25         77        131         279
  Blue Chip                                                     27         82        139         296
  Nasdaq-100 Index*                                             25         77        132         281
  Bristol**                                                     27         82         --          --
  Bryton Growth**                                               28         85         --          --
DOW TARGET VARIABLE FUND LLC:
  Dow Target 10*                                                31         94        159         334
  Dow Target 5*                                                 31         94        159         334
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
  Goldman Sachs Growth and Income*                              25         76        129         276
  Goldman Sachs CORE U.S. Equity*                               23         70        120         257
  Goldman Sachs Capital Growth*                                 25         76        129         276
JANUS ASPEN SERIES (SERVICE SHARES):
  Growth                                                        24         73        125         267
  Worldwide Growth                                              24         74        126         270
  Balanced                                                      24         73        125         267
J.P. MORGAN SERIES TRUST II:
  J.P. Morgan Mid Cap Value*                                    25         76        129         276
  J.P. Morgan Small Company                                     26         80        137         291
LAZARD RETIREMENT SERIES, INC.:
  Small Cap*                                                    27         83        142         301
  Emerging Markets*                                             31         94        159         334

FORM V-4826

                                                                1          3          5          10
                                                               YEAR      YEARS      YEARS      YEARS
                                                              ------    -------    -------    --------
MFS VARIABLE INSURANCE TRUST:
  MFS Investors Growth Stock                                   $26        $81       $138        $293
  MFS Mid Cap Growth*                                           26         80        137         291
  MFS New Discovery*                                            28         85        145         307
  MFS Total Return                                              26         80        136         290
PBHG INSURANCE SERIES FUND:
  PBHG Technology & Communications                              25         77        132         281
STRONG VARIABLE INSURANCE FUNDS, INC.:
  Strong Mid Cap Growth II*                                     27         82        139         296
  Strong Opportunity II*                                        26         79        134         286
VARIABLE INSURANCE PRODUCTS FUND (FIDELITY):
  VIP Contrafund                                                24         74        126         270
  VIP Mid Cap                                                   24         74        126         270
  VIP Growth                                                    24         74        126         269

EXAMPLE -- Without the voluntary fee waivers or reimbursements by investment advises, if you surrendered your contract at the end of the applicable time period, you would pay the following aggregate expenses on a $1,000 investment in each of the following Funds, assuming 5% annual return:

                                                                1          3          5          10
                                                               YEAR      YEARS      YEARS      YEARS
                                                              ------    -------    -------    --------
OHIO NATIONAL FUND, INC.:
  Money Market                                                 $ 91      $119       $145        $222
  International                                                  99       141        182         301
  Nasdaq-100 Index                                              100       144        187         311
DOW TARGET VARIABLE FUND LLC:
  Dow Target 10                                                 112       179        246         426
  Dow Target 5                                                  127       225        320         559
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
  Goldman Sachs Growth and Income                                98       139        179         293
  Goldman Sachs CORE U.S. Equity                                 95       129        162         258
  Goldman Sachs Capital Growth                                  103       153        203         343
J.P. MORGAN SERIES TRUST:
  J.P. Morgan Mid Cap Value                                     181       368        530         855
LAZARD RETIREMENT SERIES, INC.:
  Small Cap                                                     103       153        202         341
  Emerging Markets                                              126       220        312         546
MFS VARIABLE INSURANCE TRUST:
  MFS Mid Cap Growth                                             98       140        180         296
  MFS New Discovery                                             100       144        187         310
STRONG VARIABLE INSURANCE FUNDS, INC.:
  Strong Mid Cap Growth II                                      100       145        189         315
  Strong Opportunity II                                         100       145        189         315

FORM V-4826

EXAMPLE -- Without the voluntary fee waivers or reimbursements by investment advisers, if you do not surrender your contract or if you annuitize at the end of the applicable time period, you would pay the following aggregate expenses or the same investment:

                                                                1          3          5          10
                                                               YEAR      YEARS      YEARS      YEARS
                                                              ------    -------    -------    --------
OHIO NATIONAL FUND, INC.:
  Money Market                                                 $ 19      $ 60       $102        $222
  International                                                  27        83        112         301
  Nasdaq-100 Index                                               28        86        147         311
DOW TARGET VARIABLE FUND LLC:
  Dow Target 10                                                  41       124        208         426
  Dow Target 5                                                   58       175        285         559
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
  Goldman Sachs Growth and Income                                26        81        109         293
  Goldman Sachs CORE U.S. Equity                                 23        70        120         258
  Goldman Sachs Capital Growth                                   31        96        163         343
J.P. MORGAN SERIES TRUST:
  J.P. Morgan Mid Cap Value                                     116       325        505         855
LAZARD RETIREMENT SERIES, INC.:
  Small Cap                                                      31        96        162         341
  Emerging Markets                                               56       167        277         546
MFS VARIABLE INSURANCE TRUST:
  MFS Mid Cap Growth                                             27        82        139         296
  MFS New Discovery                                              28        86        146         310
STRONG VARIABLE INSURANCE FUNDS, INC.:
  Strong Mid Cap Growth II                                       29        88        149         315
  Strong Opportunity II                                          29        88        149         315

**The "Other Expenses" (and accordingly, the Total Fund Expenses) for these Funds are based on estimates.

The purpose of the above table is to help you to understand the costs and expenses that you will bear directly or indirectly. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSE. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Note that the expense amounts shown in the examples are aggregate amounts for the total number of years indicated. In the examples, the annual fee is treated as if it were deducted as a percentage of assets, based upon the average account value for all contracts, including ones from which a portion of the contract fee may be paid from amounts invested in the Guaranteed Account. The above table and examples reflect only the charges for contracts currently offered by this prospectus and not other contracts that we may offer.

                            ACCUMULATION UNIT VALUES

This series of variable annuity contracts began on January 3, 1997. Since then, the following changes have been made to available funds:

November 1, 1999               Ohio National Fund Capital Growth, High Income
                               Bond, Equity Income and Blue Chip portfolios, the
                               Dow Target Variable Funds, the Goldman Sachs
                               Variable Insurance Trust funds, the Janus Adviser
                               Series portfolios, the Lazard Retirement Series portfolios, the Strong Variable Insurance Funds and the Van Kampen (formerly Morgan Stanley)
                               Universal Institutional Funds U.S. Real Estate portfolio were added

FORM V-4826

May 1, 2000                    Ohio National Fund Nasdaq-100 Index portfolio,
                               PBHG Technology & Communications Portfolio and
                               Variable Insurance Products Fund (Fidelity) portfolios were added

May 1, 2000                    Van Kampen Universal Institutional Funds U.S.
                               Real Estate portfolio was no longer available in new contracts

May 1, 2001                    Strong Multi Cap Value Fund II (formerly called
                               Strong Schafer Value Fund II) and VIP
                               Equity-Income and High Income Portfolios were no longer available in new contracts

November 1, 2001               J.P. Morgan Series Trust portfolios and MFS
                               Variable Insurance Trust funds were added

May 1, 2002                    Ohio National Fund Bristol and Bryton Growth
                               portfolios were added

OHIO NATIONAL FUND, INC.:

                                      YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                                      DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                                      -----------   -----------------   -------------   ---------------
Equity                                 1997              $10.00             $11.85           210,014
                                       1998               11.85              12.36           417,378
                                       1999               12.36              14.63           434,985
                                       2000               14.63              13.48           500,620
                                       2001               13.48              12.19           542,718

Money Market                           1997               10.00              10.30           102,555
                                       1998               10.30              10.72           458,755
                                       1999               10.72              11.11           405,404
                                       2000               11.11              11.66           344,659
                                       2001               11.66              11.95           782,097

Bond                                   1997               10.00              10.84            47,241
                                       1998               10.84              11.26           155,242
                                       1999               11.26              11.18           171,924
                                       2000               11.18              11.68           144,413
                                       2001               11.68              12.50           163,050

Omni                                   1997               10.00              11.73           276,040
                                       1998               11.73              12.10           670,925
                                       1999               12.10              13.30           615,890
                                       2000               13.30              11.18           551,143
                                       2001               11.18               9.60           476,238

International                          1997               10.00               9.87           274,724
                                       1998                9.87              10.12           318,013
                                       1999               10.12              16.72           255,315
                                       2000               16.72              12.85           272,567
                                       2001               12.85               8.93           246,419

FORM V-4826

                                      YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                                      DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                                      -----------   -----------------   -------------   ---------------
International Small Company            1997              $10.00             $10.75           115,149
                                       1998               10.75              10.99           150,832
                                       1999               10.99              22.62           164,036
                                       2000               22.62              15.57           116,395
                                       2001               15.57              10.87           110,579

Capital Appreciation                   1997               10.00              11.40           136,072
                                       1998               11.40              11.92           392,537
                                       1999               11.92              12.53           318,047
                                       2000               12.53              16.26           267,385
                                       2001               16.26              17.61           330,320

Discovery                              1997               10.00              12.72           154,909
                                       1998               12.72              13.89           322,152
                                       1999               13.89              28.31           404,961
                                       2000               28.31              24.81           459,912
                                       2001               24.81              19.99           418,403

Aggressive Growth                      1997               10.00              12.39            38,689
                                       1998               12.39              13.19            84,441
                                       1999               13.19              13.77            85,202
                                       2000               13.77               9.88           115,261
                                       2001                9.88               6.65           100,958

Core Growth                            1997               10.00              11.35            70,774
                                       1998               11.35              12.20            79,478
                                       1999               12.20              24.68           122,649
                                       2000               24.68              20.25           147,773
                                       2001               20.25              12.09           128,754

Growth & Income                        1997               10.00              13.68           176,611
                                       1998               13.68              14.47           520,160
                                       1999               14.47              23.17           617,635
                                       2000               23.17              20.97           645,124
                                       2001               20.97              18.02           603,213

S&P 500 Index                          1997               10.00              12.71           164,052
                                       1998               12.71              16.31           756,235
                                       1999               16.31              20.22         1,108,627
                                       2000               20.22              18.04         1,087,800
                                       2001               18.04              15.43         1,009,929

FORM V-4826

                                      YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                                      DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                                      -----------   -----------------   -------------   ---------------
Social Awareness                       1997              $10.00             $13.24            22,155
                                       1998               13.24              10.14           101,724
                                       1999               10.14              11.78            60,487
                                       2000               11.78              10.14            59,734
                                       2001               10.14               8.03            53,594

Capital Growth                         1999               10.00              14.19             9,170
                                       2000               14.19              10.37           137,373
                                       2001               10.37               8.74           125,366

Equity Income                          1999               10.00              10.91               390
                                       2000               10.91               9.42            14,934
                                       2001                9.42               8.20            14,443

High Income Bond:                      2000               10.00               9.43             4,941
                                       2001                9.43               9.71            26,382

Blue Chip                              2000               10.00              10.33            11,343
                                       2001               10.33               9.77            29,931

Nasdaq-100 Index                       2000               10.00               6.04            29,919
                                       2001                6.04               4.01           105,192

DOW TARGET VARIABLE FUND LLC:

Dow Target 10, January                 2001               10.16               9.68                48

Dow Target 10, February                2000               10.00              11.19             1,332
                                       2001               11.19              10.56             1,377

Dow Target 10, March                   2000               10.00              12.24                49
                                       2001               12.24              11.48                91

Dow Target 10, April                   2000               10.00              11.01                50
                                       2001               11.01              10.64               101

Dow Target 10, May                     2000               10.00              11.52               179
                                       2001               11.52              11.20               222

Dow Target 10, June                    2000               10.00              10.74               221
                                       2001               10.74              10.46               317

Dow Target 10, July                    2000               10.00              11.63                97
                                       2001               11.63              11.09               153

FORM V-4826

                                      YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                                      DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                                      -----------   -----------------   -------------   ---------------
Dow Target 10, August                  2000              $10.00             $11.03             2,112
                                       2001               11.03              10.55             3,648

Dow Target 10, September               2000               10.00              10.52                50
                                       2001               10.52               9.97               115

Dow Target 10, October                 2000               10.00              11.63                49
                                       2001               11.63              11.30               123

Dow Target 10, November                1999               10.00              10.09               332
                                       2000               10.09               9.42                57
                                       2001                9.42               9.18             1,240

Dow Target 10, December                2000               10.00               9.84                54
                                       2001                9.84               9.63               994

Dow Target 5, January                  2000               10.00              11.17               786
                                       2001               11.17              10.67               782

Dow Target 5, July                     2001               11.74              10.98                 3

Dow Target 5, August                   2001               11.78              11.85             2,137

Dow Target 5, September                2001               11.62              11.74                 4

Dow Target 5, October                  2001               12.44              12.67                42

Dow Target 5, November                 1999               10.00               9.96             1,151
                                       2000                9.96               8.52               991
                                       2001                8.52               8.60             1,062

Dow Target 5, December                 2000               10.00              10.57               123
                                       2001               10.57              10.89               211

GOLDMAN SACHS VARIABLE INSURANCE TRUST:

Goldman Sachs Growth & Income          1999               10.00              10.50                15
                                       2000               10.50               9.88             3,392
                                       2001                9.88               8.84            15,077

Goldman Sachs CORE U.S. Equity         1999               10.00              10.92             3,761
                                       2000               10.92               9.74            27,155
                                       2001                9.74               8.47            20,857

FORM V-4826

                                      YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                                      DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                                      -----------   -----------------   -------------   ---------------
Goldman Sachs Capital Growth           1999              $10.00             $11.17               526
                                       2000               11.17              10.15             9,008
                                       2001               10.15               8.57            11,056

JANUS ASPEN SERIES INSTITUTIONAL SHARES:

Growth                                 1999               10.00              11.65           151,547
                                       2000               11.65               9.83           337,714
                                       2001                9.83               7.30           212,895

Worldwide Growth                       1999               10.00              13.22            33,158
                                       2000               13.22              11.01           265,777
                                       2001               11.01               8.43           242,670

Balanced                               1999               10.00              11.02            31,407
                                       2000               11.02              10.63           245,282
                                       2001               10.63              10.01           201,883

JANUS ASPEN SERIES SERVICE SHARES:

Growth                                 2000               10.00               8.08            97,082
                                       2001                8.08               5.99           138,508

Worldwide Growth                       2000               10.00               7.99           116,761
                                       2001                7.99               6.10           182,581

Balanced                               2000               10.00               9.73            75,818
                                       2001                9.73               9.13           163,510

LAZARD RETIREMENT SERIES, INC.:

Small Cap                              1999               10.00              10.53               712
                                       2000               10.53              12.59            13,745
                                       2001               12.59              14.74            59,793

Emerging Markets                       1997               10.00               9.17            56,016
                                       1998                9.17               5.66            72,272
                                       1999                5.66              12.51            67,420
                                       2000               12.51               8.88            51,070
                                       2001                8.88               8.32            54,145

PBHG INSURANCE SERIES FUND:

Technology & Communications            2000               10.00               5.34            91,261
                                       2001                5.34               2.51            95,767

FORM V-4826

                                      YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                                      DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                                      -----------   -----------------   -------------   ---------------
STRONG VARIABLE INSURANCE FUNDS, INC.:

Strong Mid Cap Growth II               1999              $10.00             $12.91            14,858
                                       2000               12.91              10.86           230,628
                                       2001               10.86               7.42           141,857

Strong Opportunity II                  1999               10.00              11.15               375
                                       2000               11.15              11.74            31,411
                                       2001               11.74              11.16            45,268

Strong Multi Cap Value II              2000               10.00              10.94            26,111
                                       2001               10.94              11.25            20,612

VARIABLE INSURANCE PRODUCTS FUND INITIAL CLASS:

VIP High Income                        1997               10.00              11.69           118,713
                                       1998               11.69              11.05           280,388
                                       1999               11.05              11.79           225,514
                                       2000               11.79               9.03           194,862
                                       2001                9.03               7.86           144,957

VIP Equity-Income                      1997               10.00              12.50           133,739
                                       1998               12.50              13.78           398,393
                                       1999               13.78              14.46           538,074
                                       2000               14.46              15.48           437,314
                                       2001               15.48              14.52           396,056

VIP Growth                             1997               10.00              12.48            81,290
                                       1998               12.48              17.19           263,103
                                       1999               17.19              23.32           501,352
                                       2000               23.32              20.50           476,148
                                       2001               20.50              16.66           429,163

VARIABLE INSURANCE PRODUCTS FUND SERVICE CLASS 2:

VIP Contrafund                         2000               10.00               9.23            13,471
                                       2001                9.23               7.98            27,636

VIP Mid Cap                            2000               10.00              11.15            23,139
                                       2001               11.15              10.62            44,983

VIP Growth                             2000               10.00               8.45            35,420
                                       2001                8.45               6.86            54,548

J.P. MORGAN SERIES TRUST II:

FORM V-4826

                                      YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                                      DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                                      -----------   -----------------   -------------   ---------------
Small Company                          2001              $10.00             $11.18               222

Mid Cap Value                          2001               10.00              10.96             2,777

MFS VARIABLE INSURANCE TRUST:

Investors Growth Stock                 2001               10.00              10.71               227
Mid Cap Growth                         2001               10.00              11.10               955
New Discovery                          2001               10.00              11.55               215
Total Return                           2001               10.00              10.26             1,296

VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS:

U.S. Real Estate                       1999               10.00              10.14               197
                                       2000               10.14              12.94             4,345
                                       2001               12.94              14.03             3,884

FINANCIAL STATEMENTS

The complete financial statements of VAA, and of Ohio National Life, including the Independent Auditors' Reports for them, are included in the Statement of Additional Information for VAA.

                                 OHIO NATIONAL

OHIO NATIONAL LIFE

Ohio National Life was organized under the laws of Ohio on September 9, 1909 as a stock life insurance company. We are now ultimately owned by a mutual holding company (Ohio National Mutual Holdings, Inc.) with the majority ownership being by our policyholders. We write life, accident and health insurance and annuities in 47 states, the District of Columbia and Puerto Rico. Currently we have assets of approximately $9.4 billion and equity of approximately $800 million. Our home office is located at One Financial Way, Montgomery, Ohio 45242.

OHIO NATIONAL VARIABLE ACCOUNT A

We established VAA on August 1, 1969 as a separate account under Ohio law for the purpose of funding variable annuity contracts. Purchase payments for the variable annuity contracts are allocated to one or more subaccounts of VAA. However, contract values may not be allocated to more than 10 variable subaccounts at any one time. Income, gains and losses, whether or not realized, from assets allocated to VAA are credited to or charged against VAA without regard to our other income, gains or losses. The assets maintained in VAA will not be charged with any liabilities arising out of our other business. Nevertheless, all obligations arising under the contracts, including the commitment to make annuity payments, are our general corporate obligations. Accordingly, all of our assets are available to meet our obligations under the contracts. VAA is registered as a unit investment trust under the Investment Company Act of 1940.

The assets of each subaccount of VAA are invested at net asset value in Fund shares.

THE FUNDS

The Funds are mutual funds registered under the Investment Company Act of 1940. Fund shares are sold only to insurance company separate accounts to fund variable annuity contracts and variable life insurance policies and, in

FORM V-4826

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

some cases, to qualified plans. The value of each Fund's investments fluctuates daily and is subject to the risk that Fund management may not anticipate or make changes necessary in the investments to meet changes in economic conditions.

The Funds receive investment advice from their investment advisers. The Funds pay each of the investment advisers a fee as shown in the fee table beginning on page 4. In some cases, the investment adviser pays part of its fee to a subadviser.

Affiliates of certain Funds may compensate us based upon a percentage of the Fund's average daily net assets that are allocated to VAA. These percentages vary by Fund. This is intended to compensate us for administrative and other services we provide to the Funds and their affiliates.

For additional information concerning the Funds, including their investment objectives, see the Fund prospectuses. Read them carefully before investing. They may contain information about other funds that are not available as investment options for these contracts. You cannot be sure that any Fund will achieve its stated objectives and policies.

The investment policies, objectives and/or names of some of the Funds may be similar to those of other investment companies managed by the same investment adviser or subadviser. However, similar funds often do not have comparable investment performance. The investment results of the Funds may be higher or lower than those of the other funds.

MIXED AND SHARED FUNDING

In addition to being offered to VAA, certain Fund shares are offered to our other separate accounts for variable annuity contracts and a separate account of Ohio National Life Assurance Corporation for variable life insurance contracts. Fund shares may also be offered to other insurance company separate accounts and qualified plans. It is conceivable that in the future it may become disadvantageous for one or more of variable life and variable annuity separate accounts, or separate accounts of other life insurance companies, and qualified plans, to invest in Fund shares. Although neither we nor any of the Funds currently foresee any such disadvantage, the Board of Directors or Trustees of each Fund will monitor events to identify any material conflict among different types of owners and to determine if any action should be taken. That could possibly include the withdrawal of VAA's participation in a Fund. Material conflicts could result from such things as:

- changes in state insurance law;

- changes in federal income tax law;

- changes in the investment management of any Fund; or

- differences in voting instructions given by different types of owners.

VOTING RIGHTS

We will vote Fund shares held in VAA at Fund shareholders meetings in accordance with voting instructions received from contract owners. We will determine the number of Fund shares for which you are entitled to give instructions as described below. This determination will be within 90 days before the shareholders meeting. Fund proxy material and forms for giving voting instructions will be distributed to each owner. We will vote Fund shares held in VAA, for which no timely instructions are received, in proportion to the instructions that we do receive for VAA.

Until annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing your contract value in each Fund by the net asset value of a share of that Fund as of the same date. After annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing the actuarial liability for your variable annuity by the net asset value of a Fund share as of the same date. Generally, the number of votes tends to decrease as annuity payments progress.

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

                   DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

The variable annuity contracts are sold by our insurance agents who are also registered representatives (a) of The O.N. Equity Sales Company ("ONESCO"), a wholly-owned subsidiary of ours, or (b) of other broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. ("ONEQ"), another wholly-owned subsidiary of ours. ONEQ is the principal underwriter of the contracts. ONESCO, ONEQ and the other broker dealers are registered under the Securities Exchange Act of 1934, and are members of the National Association of Securities Dealers, Inc. We pay ONEQ 6.45% of purchase payments. ONEQ then pays part of that amount to ONESCO and the other broker dealers. ONESCO and the other broker-dealers pay their registered representatives from their own funds. Purchase payments on which nothing is paid to registered representatives may not be included in amounts on which we pay sales compensation to ONEQ. If our surrender charge is not sufficient to recover the fee paid to ONEQ, any deficiency will be made up from our general assets. These include, among other things, any profit from the mortality and expense risk charges. The address of ONESCO and ONEQ is One Financial Way, Montgomery, Ohio 45242.

                            DEDUCTIONS AND EXPENSES

SURRENDER CHARGE

There is no deduction from purchase payments to pay sales expense. We may assess a surrender charge if you surrender the contract or withdraw part of its value. The purpose of this charge is to defray expenses relating to the sale of the contract, including compensation to sales personnel, cost of sales literature and prospectuses, and other expenses related to sales activity. This surrender charge is a percent of the amount withdrawn. The percent varies with the contract year as follows:

    YEARS      PAYMENT
    -----      -------
     1st        7%
     2nd        7%
     3rd        6%
     4th        5%
     5th        4%
     6th        2%
     7th        1%
8th and later   0%

On or after the first contract anniversary, you may withdraw not more than 10% of the contract value (as of the last day of the prior contract year) once each contract year without the surrender charge. You may take this 10% annual free withdrawal in up to 12 installments. The surrender charge will not be imposed when the values of one or more contracts owned by the trustee of a retirement plan qualifying under Section 401, 403(b) or 457 of the Code are transferred to one of our group annuity contracts. If you use values of at least $250,000 from an Ohio National Life fixed annuity to provide the initial purchase payment for a contract offered by this prospectus, this contract will be treated (for purposes of determining the surrender charge) as if it were issued at the same time as the fixed annuity and as if the purchase payments made for the fixed annuity had been made for this contract.

CONTRACT ADMINISTRATION CHARGE

Each year on the contract anniversary (or when you surrender the contract), we will deduct a contract administration charge of $35 from the contract value. This helps to repay us for maintaining the contract. We guarantee not to increase the contract administration charge. There is no contract administration charge if your contract value is at least $50,000. The charge is not made after annuity payments begin.

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

DEDUCTION FOR ADMINISTRATIVE EXPENSES

At the end of each valuation period we deduct an amount equal to 0.25% on an annual basis of the contract value. This deduction reimburses us for expenses not covered by the contract administration charge. Examples of these expenses are accounting, auditing, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc.

DEDUCTION FOR RISK UNDERTAKINGS

We guarantee that until annuity payments begin, the contract's value will not be affected by any excess of sales and administrative expenses over the deductions for them. We also guarantee to pay a death benefit in the event of the annuitant's death before annuity payments begin. After annuity payments begin, we guarantee that variable annuity payments will not be affected by adverse mortality experience or expenses.

For assuming these risks, when we determine the accumulation unit values and the annuity unit values for each subaccount, we make a deduction from the applicable investment results equal to 1.05% of the contract value on an annual basis. We may decrease that deduction at any time and we may increase it not more often than annually to not more than 1.55% on an annual basis. However, we agree that the deduction for these risk undertakings for contracts purchased on and after November 1, 1997 shall not be increased to more than the rate in effect at the time the contract is issued. We may discontinue this limitation on our right to increase the deduction, but only as to any contracts purchased after notice of the discontinuance. The risk charge is an indivisible whole of the amount currently being deducted. However, we believe that a reasonable allocation would be 0.55% for mortality risk, and 0.50% for expense risk. We hope to realize a profit from this charge. However, there will be a loss if the deduction fails to cover the actual risks involved.

TRANSFER FEE

We may charge a transfer fee of $3 (which may be increased to $15) for each transfer from one subaccount to another. The fee is charged against the subaccount from which the transfer is made. Currently, we do not charge for your first four transfers each year.

DEDUCTION FOR STATE PREMIUM TAX

Most states do not presently charge a premium tax for these contracts. Where a tax applies, the rates for tax-qualified contracts are presently 0.5% in California, 1.0% in Puerto Rico and West Virginia, 2.0% in Kentucky and 2.25% in the District of Columbia. For non-tax-qualified contracts, the rates are 1.0% in Puerto Rico, West Virginia and Wyoming, 1.25% in South Dakota, 2.0% in Kansas, Kentucky and Maine, 2.25% the District of Columbia, 2.35% in California and 3.0% in Nevada. The deduction for premium taxes will be made when incurred. Normally, that is not until annuity payments begin. However, in Kansas, South Dakota and Wyoming, they are presently being deducted from purchase payments.

FUND EXPENSES

There are deductions from, and expenses paid out of, the assets of the Funds. These are described in the Fund prospectus.

                   DESCRIPTION OF VARIABLE ANNUITY CONTRACTS

FREE LOOK

You may revoke the contract at any time until the end of 20 days after you receive the contract (or such longer period as may be required by your state law) and get a refund of the entire purchase price. To revoke you must return the contract to us within the free look period. In those states where required by state law, the value of the contract as of

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

the date of cancellation will be returned in lieu of the entire purchase price in case of revocation during the free look period.

                              ACCUMULATION PERIOD

PURCHASE PAYMENTS

Your purchase payments must be at least $100. You may make payments at any time. We may limit your total purchase payments to $1,500,000. If the check for your payment is dishonored, you will be liable to us for any changes in the market value between the date we receive your check and the date we are notified that the payment was dishonored. We will deduct any amount due for this reason from your contract value.

WHEN WE MAY TERMINATE YOUR CONTRACT

We may terminate a contract on any anniversary when its value is less than the lesser of (a) $1,000 or (b) $250 times the number of years the contract has been in force. This could have adverse tax consequences to you. We will not terminate an individual retirement annuity (IRA) if you made a purchase payment during the preceding two years. We will not terminate an annuity funding a Section 403(b) salary reduction agreement.

ACCUMULATION UNITS

Until the annuity payout date, the contract value is measured by accumulation units. These units are credited to your contract when you make each purchase payment. (See Crediting Accumulation Units, below). The number of units remains constant between purchase payments, but their dollar value varies depending upon the investment results of each Fund to which payments are allocated.

CREDITING ACCUMULATION UNITS

Your representative will send application forms or orders, together with the first purchase payment, to our home office for acceptance. Upon acceptance, we issue a contract and we credit the first purchase payment to the contract in the form of accumulation units. If all information necessary for issuing a contract and processing the purchase payment is complete, your first purchase payment will be credited within two business days after receipt. If we do not receive everything within five business days, we will return the purchase payment to you immediately unless you specifically consent to having us retain the purchase payment until the necessary information is completed. After that, we will credit the purchase payment within two business days. You must send any additional purchase payments directly to our home office. They will then be applied to provide that number of accumulation units (for each subaccount) determined by dividing the amount of the purchase payment by the unit value next computed after we receive the payment at our home office.

ALLOCATION OF PURCHASE PAYMENTS

You may allocate your purchase payments among up to 10 variable subaccounts of VAA or VAB and the Guaranteed Account. The amount allocated to any Fund or the Guaranteed Account must equal a whole percent. You may change your allocation of future purchase payments at any time by sending written notice to our home office.

ACCUMULATION UNIT VALUE AND CONTRACT VALUE

We set the accumulation unit value of each subaccount of VAA at $10 when we allocated the first payments for these contracts. We determine the unit value for any later valuation period by multiplying the unit value for the immediately preceding valuation period by the net investment factor (described below) for such later valuation period. We determine a contract's value by multiplying the total number of units (for each subaccount) credited to the contract by the unit value (for such subaccount) for the current valuation period.

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

NET INVESTMENT FACTOR

The net investment factor measures the investment results of each subaccount. The investment performance and expenses of each Fund, and the deduction of contract charges, affect daily changes in the subaccounts' accumulation unit values. The net investment factor for each subaccount for any valuation period is determined by dividing (a) by (b), then subtracting (c) from the result, where:

(a) is

     (1) the net asset value the corresponding Fund share at the end of a valuation period, plus

     (2) the per share amount of any dividends or other distributions declared for that Fund if the "ex-dividend" date occurs during the valuation period, plus or minus

     (3) a per share charge or credit for any taxes paid or reserved for the maintenance or operation of that subaccount, (No federal income taxes apply under present law.)

(b) is the net asset value of the corresponding Fund share at the end of the preceding valuation period; and

(c) is the deduction for administrative and sales expenses and risk undertakings.

SURRENDER AND WITHDRAWAL

Before annuity payments begin (and also after that in the case of annuity Option 1(e) described below), you may surrender (totally withdraw the value of) your contract or you may withdraw part of the contract value (at least $300). You must make all surrender or withdrawal requests in writing delivered to us at the address on the first page of this prospectus. The surrender charge may apply to these transactions. That charge is taken from the total amount withdrawn. For example, if a withdrawal of $1,000 is requested, we would pay you $1,000, but the total amount deducted from the accumulation value would be $1,075.30 (i.e., $1,075.30 x 7% = $75.30). Unless, you specify otherwise, the withdrawal will be made pro-rata from your values in each Fund. The amount you may withdraw is the contract value less any charge. In the case of a surrender, we subtract the contract administration charge. We will pay you within seven days after we receive your request. However, we may defer payment as described below. Surrenders and withdrawals are limited or not permitted in connection with certain tax-qualified retirement plans. For tax consequences of a surrender or withdrawal, see Federal Tax Status.

If you request a surrender or withdrawal which includes contract values derived from purchase payments that have not yet cleared the banking system, we may delay mailing that portion which relates to such payments until the check for the purchase payment has cleared. We require the return of the contract in the case of a surrender.

The right to withdraw may be suspended or the date of payment postponed:

- for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission has restricted trading on the Exchange;

- for any period during which an emergency, as determined by the Commission, exists as a result of which disposal of securities held in a Fund is not reasonably practical, or it is not reasonably practical to determine the value of a Fund's net assets; or

- such other periods as the Commission may order to protect security holders.

TRANSFERS AMONG SUBACCOUNTS

You may transfer contract values from one Fund to another. You may make transfers at any time before annuity payments begin. The amount of any transfer must be at least $300 (or the entire contract value in a Fund, if less). Not more than 20% of a contract's Guaranteed Account value (or $1,000, if greater) as of the beginning of a contract year may be transferred to variable Funds during that contract year.

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

We may limit the number, frequency, method or amount of transfers. We may limit transfers from any Fund on any one day to 1% of the previous day's total net assets of that Fund if we or the Fund, in our discretion, believe that the Fund might otherwise be damaged. In this case, some requested transfers will not occur. In determining which requests to honor, scheduled transfers (under a DCA program) will be made first, followed by mailed written requests in the order postmarked and, lastly, telephone, facsimile and other electronic requests in the order received. We will notify you if your requested transfer is not made. Current SEC rules preclude us from processing at a later date those requests that were not made. Accordingly, you would need to submit a new transfer request in order to make a transfer that was not made because of these limitations.

Certain third parties may offer you asset allocation or timing services for your contract. We may choose to honor transfer requests from these third parties if you give us a written power of attorney to do so. Fees you pay for such asset allocation or timing services are in addition to any contract charges. WE DO NOT ENDORSE, APPROVE OR RECOMMEND THESE SERVICES.

SCHEDULED TRANSFERS (DOLLAR COST AVERAGING)

We administer a scheduled transfer ("DCA") program enabling you to preauthorize automatic monthly or quarterly transfers of a specified dollar amount of at least $300 each time. At least 12 DCA transfers must be scheduled, but we may permit fewer under some special DCA programs. The transfers may be from any variable Funds to any other variable Funds. Transfers may be made from the Guaranteed Account to any other Funds if the DCA program is established at the time the contract is issued, and the DCA program is scheduled to begin within 6 months of the time you make the purchase payment from which DCA transfers will be made. A DCA program from the Guaranteed Account may not exceed 2 years. For transfers from variable Funds, the DCA program may not exceed 5 years. There is no transfer fee for DCA transfers. DCA transfers do not count against your four free transfers per year. We may discontinue the DCA program at any time. You may also discontinue further DCA transfers by giving us written notice at least 7 business days before the next scheduled transfer.

DCA generally has the effect of reducing the risk of purchasing at the top, and selling at the bottom, of market cycles. DCA transfers from the Guaranteed Account or from a Fund with a stabilized net asset value, such as the Money Market Fund, will generally reduce the average total cost of indirectly purchasing Fund shares because greater numbers of shares will be purchased when the share prices are lower than when prices are higher. However, DCA does not assure you of a profit, nor does it protect against losses in a declining market. Moreover, for transfers from a variable Fund, DCA has the effect of reducing the average price of the shares being redeemed.

ELECTRONIC ACCESS

If you give us a pre-authorization form, your contract and unit values and interest rates can be checked and transfers may be made by telephoning us between 7:00 a.m. and 8:00 p.m. (Eastern time) on days we are open for business, at 1-800-366-6654, #8 or by accessing our web site at www.Ohionational.com. You may only make one electronic, facsimile or telephone (collectively, "electronic") transfer per day.

We will honor pre-authorized electronic transfer instructions from anyone who provides the personal identifying information requested. We will not honor electronic transfer requests after we receive notice of your death. For added security, we send the contract owner a written confirmation of all electronic transfers on the next business day. However, if we cannot complete a transfer as requested, our customer service representative will contact the contract owner in writing sent within 48 hours of the electronic request. YOU MAY THINK THAT YOU HAVE LIMITED THIS ACCESS TO YOURSELF, OR TO YOURSELF AND YOUR REPRESENTATIVE. HOWEVER, ANYONE GIVING US THE NECESSARY IDENTIFYING INFORMATION CAN USE ELECTRONIC ACCESS ONCE YOU AUTHORIZE ITS USE.

We reserve the right to limit or restrict electronic access in any form at any time as to any contract owner.

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

NURSING FACILITY CONFINEMENT

If the annuitant is, or has been, confined to a state licensed or legally operated in-patient nursing home facility for at least 60 consecutive days, we will not assess a surrender charge on partial withdrawals of up to $5,000 per month. You may not withdraw more than one half of the contract value as of the beginning of the confinement. This waiver of the surrender charge may not be available in all states. It only applies when:

- the confinement begins after the first contract anniversary and before annuity payments begin;

- the contract was issued before the annuitant's 80th birthday, and

- we receive the request for withdrawal, together with proof of the confinement, at our home office while the annuitant is confined or within 90 days after discharge from the facility.

DEATH BENEFIT

If the annuitant (and any contingent annuitant) dies before annuity payments begin, the contract pays a death benefit to a designated beneficiary. The amount of the death benefit will be determined as of the end of the valuation period in which we receive written notice of death. The amount of death benefit is the contract value or, if greater, the total purchase payments made less any partial withdrawals.

GUARANTEED ACCOUNT

The Guaranteed Account guarantees a fixed return for a specified period of time and guarantees the principal against loss. The Guaranteed Account is not registered as an investment company. Interests in it are not subject to the provisions or restrictions of federal securities laws. The staff of the Securities and Exchange Commission has not reviewed disclosures regarding it.

The Guaranteed Account consists of all of our general assets other than those allocated to a separate account. You may allocate purchase payments and contract values between the Guaranteed Account and the Funds.

We will invest our general assets in our discretion as allowed by Ohio law. We allocate the investment income from our general assets to those contracts having guaranteed values.

The amount of investment income allocated to the contracts varies from year to year in our sole discretion. However, we guarantee that we will credit interest at a rate of not less than 3% per year, compounded annually, to contract values allocated to the Guaranteed Account. We may credit interest at a rate in excess of 3%, but any such excess interest credit will be in our sole discretion.

We guarantee that, before annuity payments begin, the guaranteed value of a contract will never be less than:

- the amount of purchase payments allocated to, and transfers into, the Guaranteed Account, plus

- interest credited at the rate of 3% per year compounded annually, plus

- any additional excess interest we may credit to guaranteed values, minus

- any withdrawals, loans and transfers from the guaranteed values, minus

- any surrender charge on withdrawals, loan interest, state premium taxes, transfer fees, and the portion of the $35 annual contract administration charge allocable to the Guaranteed Account.

No deductions are made from the Guaranteed Account for administrative expenses or risk undertakings.

Other than pursuant to a DCA (scheduled transfer) program, we may restrict transfers of your Guaranteed Account value during a contract year to not more than 20% of that value as of the beginning of a contract year (or $1,000, if greater). As provided by state law, we may defer the payment of amounts to be withdrawn from the Guaranteed Account for up to six months from the date we receive your written request for withdrawal.

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

OHIO NATIONAL LIFE EMPLOYEE DISCOUNT

We and our affiliated companies offer a credit on the purchase of contracts by any of our employees, directors or retirees, or their spouse or the surviving spouse of a deceased retiree, their minor children, or any of their children ages 18 to 21 who is either (i) living in the purchaser's household or (ii) a full-time college student being supported by the purchaser, or any of the purchaser's minor grandchildren under the Uniform Gifts to Minors Act. This credit counts as additional income under the contract. The amount of the credit equals 3.2% of all purchase payments made in the first contract year and 5.5% of purchase payments made in the second through sixth contract years. We credit the Guaranteed Account in these amounts at the time the eligible person makes each payment. If an employee exercises his or her free look right, the full amount of the credit will be deducted when we pay the free look proceeds.

TEXAS STATE OPTIONAL RETIREMENT PROGRAM

Under the Texas State Optional Retirement Program (the "Program"), purchase payments may be excluded from the gross income of state employees for federal tax purposes to the extent that such purchase payments do not exceed the exclusion allowance provided by the Code. The Attorney General of Texas has interpreted the Program as prohibiting any participating state employee from receiving the surrender value of a contract funding benefits under the Program prior to termination of employment or the state employee's retirement, death or total disability. Therefore, a participant in the Program may not make a surrender or withdrawal until the first of these events occurs.

                                 ANNUITY PERIOD

ANNUITY PAYOUT DATE

Annuity payments begin on the annuity payout date. You may select this date when the contract is issued. It must be at least 30 days after the contract date. You may change it from time to time so long as it is the first day of any month at least 30 days after the date of such change. The contract restricts the annuity payout date to not later than the first of the month following the annuitant's 90th birthday. This restriction may be modified by applicable state law or we may agree to waive it.

The contracts include our guarantee that (except for option 1(e), below) we will pay annuity payments for the lifetime of the annuitant (and any joint annuitant) in accordance with the contract annuity rates, no matter how long you live.

Other than in connection with annuity Option 1(e) described below, once annuity payments begin, you may not surrender the contract for cash except that, upon the death of the annuitant, the beneficiary may surrender the contract for the commuted value of any remaining period-certain payments. You may make surrenders and withdrawals from Option 1(e) at any time.

ANNUITY OPTIONS

You may elect one or more of the following annuity options. You may change the election anytime before the annuity payout date.

Option 1(a):   Life Annuity with installment payments for the lifetime of the annuitant (the contract has no more value after annuitant's death).

Option 1(b):   Life Annuity with installment payments guaranteed for five years and then continuing during the remaining lifetime of the annuitant.

Option 1(c):   Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant.

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

Option 1(d):   Installment Refund Life Annuity with payments guaranteed for a period certain and then continuing during the remaining lifetime of the annuitant. The number of period-certain payments is equal to the amount applied under this option divided by the amount of the first payment.

Option 1(e):   Installment Refund Annuity with payments guaranteed for a fixed number (up to thirty) of years. This option is available for variable annuity payments only. (Although the deduction for risk undertakings is taken from annuity unit values, we have no mortality risk during the annuity payout period under this option.)

Option 2(a):   Joint & Survivor Life Annuity with installment payments during the lifetime of the annuitant and then continuing during the lifetime of a contingent annuitant (the contract has no more value after the second annuitant's death).

Option 2(b):   Joint & Survivor Life Annuity with installment payments
               guaranteed for ten years and then continuing during the remaining lifetime of the annuitant or a contingent annuitant.

We may agree to other settlement options.

Unless you direct otherwise, we will apply the contract value as of the annuity payout date to provide annuity payments pro-rata from each Fund in the same proportion as the contract values immediately before the annuity payout date.

If no election is in effect on the annuity payout date, we will apply the contract value under Option 1(c) with the beneficiary as payee for any remaining period-certain installments payable after the death of the annuitant. The Pension Reform Act of 1974 might require certain contracts to provide a Joint and Survivor Annuity. If the contingent annuitant is not related to the annuitant, Options 2(a) and 2(b) are available only if we agree.

The Internal Revenue Service has not ruled on the tax treatment of a commutable variable annuity. If you select Option 1(e), it is possible that the IRS could determine that the entire value of the annuity is fully taxable at the time you elect Option 1(e) or that variable annuity payments under this option should not be taxed under the annuity rules (see Federal Tax Status). This could result in your payments being fully taxable to you. Should the IRS so rule, we may have to tax report up to the full value of the annuity as your taxable income.

DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY PAYMENT

To determine the first variable annuity payment, we apply the contract value for each Fund in accordance with the contract's settlement option tables. The rates in those tables depend upon the annuitant's (and any contingent annuitant's) age and sex and the option selected. The annuitant's sex is not a factor in contracts issued to plans sponsored by employers subject to Title VII of the Civil Rights Act of 1964 or similar state statutes. We determine the value to be applied at the end of a valuation period (selected by us and uniformly applied) not more than 10 valuation periods before the annuity payout date.

If the amount that would be applied under an option is less than $5,000, we will pay the contract value to the annuitant in a single sum. If the first periodic payment under any option would be less than $25, we may change the frequency of payments so that the first payment is at least $25.

ANNUITY UNITS AND VARIABLE PAYMENTS

After your first annuity payment, later variable annuity payments will vary to reflect the investment performance of your Funds. The amount of each payment depends on the number your annuity units. To determine the number of annuity units for each Fund, divide the dollar amount of the first annuity payment from each Fund by the value of that Fund's annuity unit. This number of annuity units remains constant during the annuity payment period unless you transfer among Funds.

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                                        25

The annuity unit value for each Fund was set at $10 for the valuation period when the first variable annuity was calculated for these contracts. The annuity unit value for each later valuation period equals the annuity unit value for the immediately preceding valuation period multiplied by the net investment factor (described on page 14) for such later valuation period and by a factor (0.9998925 for a one-day valuation period) to neutralize the 4% assumed interest rate discussed below.

The dollar amount of each later variable annuity payment equals your constant number of annuity units for each Fund multiplied by the value of the annuity unit for the valuation period.

The annuity rate tables contained in the contracts are based on the Progressive Annuity Mortality Table with compound interest at the effective rate of 4% per year. A higher interest assumption would mean a higher initial annuity payment but a more slowly rising series of subsequent annuity payments if annuity unit values were increasing (or a more rapidly falling series of subsequent annuity payments if annuity unit values were decreasing). A lower interest assumption would have the opposite effect. If the actual net investment rate were equal to the assumed interest rate, annuity payments would stay level.

TRANSFERS DURING ANNUITY PAYOUT

After annuity payments have been made for at least 12 months, the annuitant can, once each calendar quarter, change the Funds on which variable annuity payments are based. There is no transfer fee during annuity payout. Transfers may not be made between guaranteed and variable accounts during annuity payout. On at least 30 days written notice to our home office, we will change that portion of the periodic variable annuity payment as you direct to reflect the investment results of different Funds. The annuity payment immediately after a change will be the amount that would have been paid without the change. Later payments will reflect the new mix of Funds.

                           OTHER CONTRACT PROVISIONS

ASSIGNMENT

Amounts payable in settlement of a contract may not be commuted, anticipated, assigned or otherwise encumbered, or pledged as loan collateral to anyone other than us. To the extent permitted by law, such amounts are not subject to any legal process to pay any claims against an annuitant before annuity payments begin. The owner of a tax-qualified contract may not, but the owner of a non-tax-qualified contract may, collaterally assign the contract before the annuity payout date. Ownership of a tax-qualified contract may not be transferred except to:

- the annuitant,

- a trustee or successor trustee of a pension or profit-sharing trust which is qualified under Section 401 of the Code,

- the employer of the annuitant provided that the contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Code for the benefit of the annuitant, or

- as otherwise permitted by laws and regulations governing plans for which the contract may be issued.

REPORTS AND CONFIRMATIONS

Before the annuity payout date, we will send you semi-annual statements showing
(a) the number of units credited to the contract by Fund and (b) the value of each unit as of the end of the last half year. In addition, as long as the contract remains in effect, we will forward any periodic Fund reports.

We will send you a written confirmation of your purchase payments, transfers and withdrawals. Review your statements and confirmations to verify their accuracy. You must report any error or inaccuracy to us within 30 days. Otherwise, we are not responsible for losses due to the error or inaccuracy.

FORM V-4826

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

SUBSTITUTION FOR FUND SHARES

If investment in a Fund is no longer possible or we believe it is inappropriate to the purposes of the contract, we may substitute one or more other funds. Substitution may be made as to both existing investments and the investment of future purchase payments. However, no substitution will be made until we receive any necessary approval of the Securities and Exchange Commission. We may also add other Funds as eligible investments of VAA.

CONTRACT OWNER INQUIRIES

Direct any questions to Ohio National Life, Variable Annuity Administration, P.O. Box 2669, Cincinnati, Ohio 45201; telephone 1-800-366-6654 (8:30 a.m. to
4:30 p.m., Eastern time).

PERFORMANCE DATA

We may advertise performance data for the various Funds showing the percentage change in unit values based on the performance of the applicable Fund over a period of time (usually a calendar year). We determine the percentage change by dividing the increase (or decrease) in value for the unit by the unit value at the beginning of the period. This percent reflects the deduction of any asset-based contract charges but does not reflect the deduction of any applicable contract administration charge or surrender charge. The deduction a contract administration charge or surrender charge would reduce any percentage increase or make greater any percentage decrease.

Advertising may also include average annual total return figures calculated as shown in the Statement of Additional Information. The average annual total return figures reflect the deduction of applicable contract administration charges and surrender charges as well as applicable asset-based charges.

We may also distribute sales literature comparing separate account performance to the Consumer Price Index or to such established market indexes as the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index, IBC's Money Fund Reports, Lehman Brothers Bond Indices, the Morgan Stanley Europe Australia Far East Index, Morgan Stanley World Index, Russell 2000 Index, or other variable annuity separate accounts or mutual funds with investment objectives similar to those of the Funds.

                               FEDERAL TAX STATUS

The following discussion of federal income tax treatment of amounts received under a variable annuity contract does not cover all situations or issues. It is not intended as tax advice. Consult a qualified tax adviser to apply the law to your circumstances. Tax laws can change, even for contracts that have already been issued. Tax law revisions, with unfavorable consequences, could have retroactive effect on previously issued contracts or on later voluntary transactions in previously issued contracts.

We are taxed as a life insurance company under Subchapter L of the Internal Revenue Code (the "Code"). Since the operations of VAA are a part of, and are taxed with, our operations, VAA is not separately taxed as a "regulated investment company" under Subchapter M of the Code.

As to tax-qualified contracts, the law does not now provide for payment of federal income tax on dividend income or capital gains distributions from Fund shares held in VAA or upon capital gains realized by VAA on redemption of Fund shares. When a non-tax-qualified contract is issued in connection with a deferred compensation plan or arrangement, all rights, discretions and powers relative to the contract are vested in the employer and you must look only to your employer for the payment of deferred compensation benefits. Generally, in that case, an annuitant will have no "investment in the contract" and amounts received by you from your employer under a deferred compensation arrangement will be taxable in full as ordinary income in the years you receive the payments.

FORM V-4826

The income and gains within an annuity contract are generally tax deferred. Within a tax-qualified plan, the plan itself provides tax deferral. Therefore, the tax-deferred treatment otherwise available to an annuity contract is not a factor to consider when purchasing an annuity within a tax-qualified plan or arrangement.

The contracts are considered annuity contracts under Section 72 of the Code, which generally provides for taxation of annuities. Under existing provisions of the Code, any increase in the contract value is not taxable to you as the owner or annuitant until you receive it, either in the form of annuity payments, as contemplated by the contract, or in some other form of distribution. The owner of a non-tax qualified contract must be a natural person for this purpose. With certain exceptions, where the owner of a non-tax qualified contract is a non-natural person (corporation, partnership or trust) any increase in the accumulation value of the contract attributable to purchase payments made after February 28, 1986 will be treated as ordinary income received or accrued by the contract owner during the current tax year.

When annuity payments begin, each payment is taxable under Section 72 of the Code as ordinary income in the year of receipt if you have neither paid any portion of the purchase payments nor previously been taxed on any portion of the purchase payments. If any portion of the purchase payments has been paid from or included in your taxable income, this aggregate amount will be considered your "investment in the contract." You will be entitled to exclude from your taxable income a portion of each annuity payment equal to your "investment in the contract" divided by the period of expected annuity payments, determined by your life expectancy and the form of annuity benefit. Once you recover your "investment in the contract," all further annuity payments will be included in your taxable income.

If you elect to receive the accumulated value in a single sum in lieu of annuity payments, any amount you receive or withdraw in excess of the "investment in the contract" is normally taxable as ordinary income in the year received. A withdrawal of contract values is taxable as income to the extent that the accumulated value of the contract immediately before the payment exceeds the "investment in the contract." A withdrawal is treated as a distribution of earnings first and only second as a recovery of your "investment in the contract." Any part of the value of the contract that you assign or pledge to secure a loan will be taxed as if it had been a withdrawal and may be subject to a penalty tax.

There is a penalty tax equal to 10% of any amount that must be included in gross income for tax purposes. The penalty will not apply to a redemption that is:

- received on or after the taxpayer reaches age 59 1/2;

- made to a beneficiary on or after the death of the annuitant;

- attributable to the taxpayer's becoming disabled;

- made as a series of substantially equal periodic payments for the life of the annuitant (or joint lives of the annuitant and beneficiary);

- from a contract that is a qualified funding asset for purposes of a structured settlement;

- made under an annuity contract that is purchased with a single premium and with an annuity payout date not later than a year from the purchase of the annuity;

- incident to divorce, or

- taken from an IRA for a qualified first-time home purchase (up to $10,000) or qualified education expenses.

Any taxable amount you withdraw from a tax-qualified annuity contract is automatically subject to 10% withholding (20% for a non-tax-qualified contract) unless you elect not to have withholding apply. If you elect not to have withholding apply to an early withdrawal or if an insufficient amount is withheld, you may be responsible for payment of estimated tax. You may also incur penalties under the estimated tax rules if the withholding and estimated tax payments are not sufficient. If you fail to provide your taxpayer identification number, any payments under the contract will automatically be subject to withholding.

FORM V-4826

TAX-DEFERRED ANNUITIES

Under the provisions of Section 403(b) of the Code, employees may exclude from their gross income purchase payments made for annuity contracts purchased for them by public educational institutions and certain tax-exempt organizations which are described in Section 501(c)(3) of the Code. You may make this exclusion to the extent that the aggregate purchase payments plus any other amounts contributed to purchase the contract and toward benefits under qualified retirement plans do not exceed certain limits in the Code. Employee contributions are, however, subject to social security (FICA) tax withholding. All amounts you receive under a contract, either in the form of annuity payments or cash withdrawal, will be taxed under Section 72 of the Code as ordinary income for the year received, except for exclusion of any amounts representing "investment in the contract." Under certain circumstances, amounts you receive may be used to make a "tax-free rollover" into one of the types of individual retirement arrangements permitted under the Code. Amounts you receive that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless you directly roll over such amounts from the tax-deferred annuity to the individual retirement arrangement.

With respect to earnings accrued and purchase payments made after December 31, 1988, for a salary reduction agreement under Section 403(b) of the Code, distributions may be paid only when the employee:

- attains age 59 1/2,

- separates from the employer's service,

- dies,

- becomes disabled as defined in the Code, or

- incurs a financial hardship as defined in the Code.

In the case of hardship, cash distributions may not exceed the amount of your purchase payments. These restrictions do not affect your right to transfer investments among the Funds and do not limit the availability of transfers between tax-deferred annuities.

QUALIFIED PENSION OR PROFIT-SHARING PLANS

Under present law, purchase payments made by an employer or trustee, for a plan or trust qualified under Section 401(a) or 403(a) of the Code, are generally excludable from the employee's gross income. Any purchase payments made by the employee, or which are considered taxable income to the employee in the year such payments are made, constitute an "investment in the contract" under Section 72 of the Code for the employee's annuity benefits. Salary reduction payments to a profit sharing plan qualifying under Section 401(k) of the Code are generally excludable from the employee's gross income up to certain limits in the Code.

The Code requires plans to prohibit any distribution to a plan participant prior to age 59 1/2, except in the event of death, total disability or separation from service (special rules apply for plan terminations). Distributions generally must begin no later than April 1 of the calendar year following the year in which the participant reaches age 70 1/2. Premature distribution of benefits or contributions in excess of those permitted by the Code may result in certain penalties under the Code. Special tax treatment, including capital gain treatment and 5-year forward averaging, may be available to those born before 1936. If you receive such a distribution you may be able to make a "tax-free rollover" of the distribution less your "investment in the contract" into another qualified plan in which you are a participant or into one of the types of individual retirement arrangements permitted under the Code. Your surviving spouse receiving such a distribution may be able to make a tax-free rollover to one of the types of individual retirement arrangements permitted under the Code. Amounts received that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless such amounts are directly rolled over to another qualified plan or individual retirement arrangement.

FORM V-4826

WITHHOLDING ON DISTRIBUTION

Distributions from tax-deferred annuities or qualified pension or profit sharing plans that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless such amounts are directly rolled over to an individual retirement arrangement or another qualified plan. Federal income tax withholding is required on annuity payments. However, recipients of annuity payments are allowed to elect not to have the tax withheld. This election may be revoked at any time and withholding would begin after that. If you do not give us your taxpayer identification number any payments under the contract will automatically be subject to withholding.

INDIVIDUAL RETIREMENT ANNUITIES (IRAS)

See IRA Disclosure Statement (Appendix A), following.

FORM V-4826

APPENDIX A

                            IRA DISCLOSURE STATEMENT

This statement is designed to help you understand the requirements of federal tax law which apply to your individual retirement annuity (IRA), your Roth IRA, your simplified employee pension IRA (SEPP-IRA) for employer contributions, your Savings Incentive Match Plan for Employees (SIMPLE) IRA, or to one you purchase for your spouse. You can obtain more information regarding your IRA either from your sales representative or from any district office of the Internal Revenue Service.

FREE LOOK PERIOD

The annuity contract offered by this prospectus gives you the opportunity to return the contract for a full refund within 10 days after it is delivered. This is a more liberal provision than is required in connection with IRAs. To exercise this "free-look" provision write or call our administrative office at the address shown below:

The Ohio National Life Insurance Company
Variable Annuity Administration
P. O. Box 2669
Cincinnati, Ohio 45201
Telephone: 1-800-366-6654 -- 8:30 a.m. - 4:30 p.m. (Eastern time zone)

ELIGIBILITY REQUIREMENTS

IRAs are intended for all persons with earned compensation whether or not they are covered under other retirement programs. Additionally if you have a non-working spouse (and you file a joint tax return), you may establish an IRA on behalf of your non-working spouse. A working spouse may establish his or her own IRA. A divorced spouse receiving taxable alimony (and no other income) may also establish an IRA.

CONTRIBUTIONS AND DEDUCTIONS

Contributions to a traditional IRA will be deductible if you are not an "active participant" in an employer maintained qualified retirement plan or you have Adjusted Gross Income which does not exceed the "applicable dollar limit". For a single taxpayer, the applicable dollar limitation is $30,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $30,000-$40,000. For married couples filing jointly, the applicable dollar limitation is $50,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $50,000-$60,000. There is no deduction allowed for IRA contributions when Adjusted Gross Income reaches $40,000 for individuals and $60,000 for married couples filing jointly. IRA contributions must be made by no later than the time you file your income tax return for that year.

Contributions made by your employer to your SEPP-IRA are excludable from your gross income for tax purposes in the calendar year for which the amount is contributed. Certain employees who participate in a SEPP-IRA will be entitled to elect to have their employer make contributions to their SEPP-IRA on their behalf or to receive the contributions in cash. If the employee elects to have contributions made on the employee's behalf to the SEPP, those funds are not treated as current taxable income to the employee. Elective deferrals under a SEPP-IRA are subject to an inflation-adjusted limit which is $11,000 for 2002. Salary-reduction SEPP-IRAs (also called "SARSEPs") are available only if at least 50% of the employees elect to have amounts contributed to the SEPP-IRA and if the employer has 25 or fewer employees at all times during the preceding year. New salary-reduction SEPPs may not be established after 1996.

The IRA maximum annual contribution and the associated tax deduction is limited to the lesser of: (1) $3,000 in 2002 (increasing to $4,000 in 2005 and $5,000 in 2008) or (2) 100% of your earned compensation. Those age 50

FORM V-4826
or older may make an additional IRA contribution of $500 per year from 2002 to 2005, and $1,000 per year in 2006 and later. Contributions in excess of the deduction limits may be subject to penalty. See below.

Under a SEPP-IRA agreement, the maximum annual contribution which your employer may make on your behalf to a SEPP-IRA contract which is excludable from your income is the lesser of 25% of your salary or $40,000. An employee who is a participant in a SEPP-IRA agreement may make after-tax contributions to the SEPP-IRA contract, subject to the contribution limits applicable to IRAs in general. Those employee contributions will be deductible subject to the deductibility rules described above. We have asked the Internal Revenue Service to review the format of your SEPP-IRA and to issue an opinion letter to us stating that it qualifies as a prototype SEPP-IRA.

The maximum tax deductible annual contribution that a divorced spouse with no other income may make to an IRA is the lesser of (1) $3,000 or (2) 100% of taxable alimony. (See scheduled increases above.)

If you or your employer should contribute more than the maximum contribution amount to your IRA or SEPP-IRA, the excess amount will be considered an "excess contribution". You may withdraw an excess contribution from your IRA (or SEPP-IRA) before your tax filing date without adverse tax consequences. If, however, you fail to withdraw any such excess contribution before your tax filing date, a 6% excise tax will be imposed on the excess for the tax year of contribution.

Once the 6% excise tax has been imposed, an additional 6% penalty for the following tax year can be avoided if the excess is (1) withdrawn before the end of the following year, or (2) treated as a current contribution for the following year. (See Premature Distributions for penalties imposed on withdrawal when the contribution exceeds $3,000).

An individual retirement annuity must be an annuity contract. In our opinion, the optional additional death benefits available under the contract are part of the annuity contract. There is a risk, however, that the Internal Revenue Service would take the position that one or more of the optional additional death benefits are not part of the annuity contract. In such a case, the charges for the optional additional death benefits would be considered distributions from the IRA and would be subject to tax, including penalty taxes. The charges for the optional additional death benefits would not be deductible. It is possible that the IRS could determine that optional death proceeds in excess of the greater of the contract value or net purchase payments are taxable to your beneficiary. Should the IRS so rule, we may have to tax report such excess death benefits as taxable income to your beneficiary. If the IRS were to take such a position, we would take all reasonable steps to avoid this result, including the right to amend the contract, with appropriate notice to you.

The contracts are not eligible for use in Puerto Rico IRAs.

IRA FOR NON-WORKING SPOUSE

If you establish an IRA for yourself, you may also be eligible to establish an IRA for your "non-working" spouse. In order to be eligible to establish such a spousal IRA, you must file a joint tax return with your spouse and if your non-working spouse has compensation, his/her compensation must be less than your compensation for the year. Contributions of up to $6,000 each may be made to the two IRAs if the combined compensation of you and your spouse is at least equal to the amount contributed. If requirements for deductibility (including income levels) are met, you will be able to deduct an amount equal to the least of (i) the amount contributed to the IRA's; (ii) $6,000; or (iii) 100% of your combined gross income.

Contributions in excess of the contribution limits may be subject to penalty. See above under "Contributions and Deductions". If you contribute more than the allowable amount, the excess portion will be considered an excess contribution. The rules for correcting it are the same as discussed above for regular IRAs.

Other than the items mentioned in this section, all of the requirements generally applicable to IRAs are also applicable to IRAs established for non-working spouses.

FORM V-4826

ROLLOVER CONTRIBUTION

Once every year, you may move any portion of the value of your IRA (or SEPP-IRA) to another IRA or bond. Withdrawals may also be made from other IRAs and contributed to this contract. This transfer of funds from one IRA to another is called a "rollover" IRA. To qualify as a rollover contribution, the entire portion of the withdrawal must be reinvested in another IRA within 60 days after the date it is received. You are not allowed a tax-deduction for the amount of any rollover contribution.

A similar type of rollover to an IRA can be made with the proceeds of a qualified distribution from a qualified retirement plan or tax-sheltered annuity. Properly made, such a distribution will not be taxable until you receive payments from the IRA created with it. Unless you were a self-employed participant in the distributing plan, you may later roll over such a contribution to another qualified retirement plan as long as the IRA assets are not mixed with assets that did not originate in a qualified plan. (You may roll less than all of a qualified distribution into an IRA, but any part of it not rolled over will be currently includable in your income without any capital gains treatment.)

PREMATURE DISTRIBUTIONS

At no time can an interest in your IRA (or SEPP-IRA) be forfeited. The federal tax law does not permit you to use your IRA (or SEPP-IRA) as security for a loan. Furthermore, as a general rule, you may not sell or assign your interest in your IRA (or SEPP-IRA) to anyone. Use of an IRA (or SEPP-IRA) as security or assignment of it to another will invalidate the entire annuity. It then will be includable in your income in the year it is invalidated and will be subject to a 10% penalty tax if you are not at least age 59 1/2 or totally disabled. (You may, however, assign your IRA (or SEPP-IRA) without penalty to your former spouse in accordance with the terms of a divorce decree.)

You may withdraw part of the value of your IRA (or SEPP-IRA). If a withdrawal does not qualify as a rollover, the amount withdrawn will be includable in your income and subject to the 10% penalty if you are not at least age 59 1/2 or totally disabled unless you comply with special rules requiring distributions to be made at least annually over your life expectancy.

The 10% penalty tax does not apply to the withdrawal of an excess contribution as long as the excess is withdrawn before the due date of your tax return. Withdrawals of excess contributions after the due date of your tax return will generally be subject to the 10% penalty unless the excess contribution results from erroneous information from a plan trustee making an excess rollover contribution or unless you are over age 59 1/2 or are disabled.

DISTRIBUTION AT RETIREMENT

Once you have attained age 59 1/2 (or have become totally disabled), you may elect to receive a distribution of your IRA (or SEPP-IRA) regardless of when you actually retire. You may elect to receive the distribution in either one sum or under any one of the periodic payment options available under the contract. The distributions from your IRA under any one of the periodic payment options or in one sum will be treated as ordinary income as you receive them unless nondeductible contributions were made to the IRA. In that case, only earnings will be income.

INADEQUATE DISTRIBUTIONS -- 50% TAX

Your IRA or SEPP-IRA is intended to provide retirement benefits over your lifetime. Thus, federal law requires that you either (1) receive a lump-sum distribution of your IRA by April 1 of the year following the year in which you attain age 70 1/2 or (2) start to receive periodic payments by that date. If you elect to receive periodic payments, those payments must be sufficient to pay out the entire value of your IRA during your life expectancy (or over the joint life expectancies of you and your spouse). If the payments are not sufficient to meet these requirements, an excise tax of 50% will be imposed on the amount of any underpayment.

FORM V-4826

DEATH BENEFITS

If you, (or your surviving spouse) die before starting required minimum distributions or receiving the entire value of your IRA (or SEPP-IRA), the remaining interest must be distributed to your beneficiary (or your surviving spouse's beneficiary) in one lump-sum within 5 years of death, or applied to purchase an immediate annuity for the beneficiary. This annuity must be payable over the life expectancy of the beneficiary beginning within one year after your or your spouse's death. If your spouse is the designated beneficiary, he or she is treated as the owner of the IRA. If minimum required distributions have begun, the entire amount must be distributed over a period of time not exceeding your beneficiary's life expectancy. A distribution of the balance of your IRA upon your death will not be considered a gift for federal tax purposes, but will be included in your gross estate for purposes of federal estate taxes.

ROTH IRAS

Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Contributions may be made to a Roth IRA by taxpayers with adjusted gross incomes of less than $160,000 for married individuals filing jointly and less than $100,000 for single individuals. Married individuals filing separately are not eligible to contribute to a Roth IRA. The maximum amount of contributions allowable for any taxable year to all Roth IRAs maintained by an individual is generally the same as the contribution limits for traditional IRAs (the limit is phased out for incomes between $150,000 and $160,000 for married and between $95,000 and $110,000 for singles). The contribution limit is reduced by the amount of any contributions made to a non-Roth IRA. Contributions to a Roth IRA are not deductible.

For taxpayers with adjusted gross income of $100,000 or less, all or part of amounts in a non-Roth IRA may be converted, transferred or rolled over to a Roth IRA. Some or all of the IRA value will typically be includable in the taxpayer's gross income. If such a rollover, transfer or conversion occurred before 1/1/99, the portion of the amount includable in gross income must be included in income ratably over the next four years beginning with the year in which the transaction occurred. Provided a rollover contribution meets the requirements for IRAs under Section 408(d)(3) of the Code, a rollover may be made from a Roth IRA to another Roth IRA.

UNDER SOME CIRCUMSTANCES, IT MAY NOT BE ADVISABLE TO ROLL OVER, TRANSFER OR CONVERT ALL OR PART OF A NON-ROTH IRA TO A ROTH IRA. PERSONS CONSIDERING A ROLLOVER, TRANSFER OR CONVERSION SHOULD CONSULT THEIR OWN TAX ADVISOR.

"Qualified distributions" from a Roth IRA are excludable from gross income. A "qualified distribution" is a distribution that satisfies two requirements: (1) the distribution must be made (a) after the owner of the IRA attains age 59 1/2;
(b) after the owner's death; (c) due to the owner's disability; or (d) for a qualified first time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five years after the first year for which a contribution was made to any Roth IRA established for the owner or five years after a rollover, transfer or conversion was made from a non-Roth IRA to a Roth IRA. Distributions from a Roth IRA that are not qualified distributions will be treated as made first from contributions and then from earnings, and taxed generally in the same manner as distributions from a non-Roth IRA.

Distributions from a Roth IRA need not commence at age 70 1/2. However, if the owner dies before the entire interest in a Roth IRA is distributed, any remaining interest in the contract must be distributed by December 31 of the calendar year containing the fifth anniversary of the owner's death subject to certain exceptions.

SAVINGS INCENTIVE MATCH PLAN FOR EMPLOYEES (SIMPLE)

An employer may sponsor a plan allowing for employee salary deferral contributions with an additional employer contribution. SIMPLE plans may operate as a 401(k) or an IRA. Limits for employee contributions to a SIMPLE are $7,000 in 2002 (increasing $1,000 per year to $10,000 in 2005). Employees age 50 and older may contribute an additional $1,000 in 2002 (increasing $1,000 per year to an additional $5,000 in 2006). Distributions from a

FORM V-4826

SIMPLE are subject to restrictions similar to distributions from a traditional IRA. Additional terms of your SIMPLE are in a summary plan description distributed by your employer.

REPORTING TO THE IRS

Whenever you are liable for one of the penalty taxes discussed above (6% for excess contributions, 10% for premature distributions or 50% for underpayments), you must file Form 5329 with the Internal Revenue Service. The form is to be attached to your federal income tax return for the tax year in which the penalty applies. Normal contributions and distributions must be shown on your income tax return for the year to which they relate.

FORM V-4826

                    ILLUSTRATION OF IRA FIXED ACCUMULATIONS

                        AGE 60                          AGE 65                          AGE 70
                      GUARANTEED                      GUARANTEED                      GUARANTEED
                    SURRENDER VALUE                 SURRENDER VALUE                 SURRENDER VALUE
             -----------------------------   -----------------------------   -----------------------------
                                $2,000                          $2,000                          $2,000
                $1,000         ONE TIME         $1,000         ONE TIME         $1,000         ONE TIME
 CONTRACT       ANNUAL         LUMP SUM         ANNUAL         LUMP SUM         ANNUAL         LUMP SUM
ANNIVERSARY  CONTRIBUTIONS   CONTRIBUTION    CONTRIBUTIONS   CONTRIBUTION    CONTRIBUTIONS   CONTRIBUTION
-----------  -------------   ------------    -------------   ------------    -------------   ------------
     1         $    933         $ 1,895        $    933         $ 1,895        $    933         $ 1,895
     2            1,917           1,955           1,917           1,955           1,917           1,955
     3            2,933           2,006           2,933           2,006           2,933           2,006
     4            3,990           2,058           3,990           2,058           3,990           2,058
     5            5,089           2,116           5,089           2,116           5,089           2,116
     6            6,234           2,177           6,234           2,177           6,234           2,177
     7            7,435           2,240           7,435           2,240           7,435           2,240
     8            8,686           2,306           8,686           2,306           8,868           2,306
     9           10,069           2,529          10,069           2,529          10,069           2,529
    10           11,506           2,600          11,506           2,600          11,506           2,600
    15           19,604           3,001          19,604           3,001          19,604           3,001
    20           29,456           3,489          29,456           3,489          29,456           3,489
    25           41,442           4,082          41,442           4,082          41,442           4,082
    30           56,026           4,804          56,026           4,804          56,026           4,804
    35           73,769           5,683          73,769           5,683          73,769           5,683
    40           95,356           6,751          95,356           6,751          95,356           6,751
    45          121,620           8,051         121,620           8,051         121,620           8,051
    50          153,574           9,633         153,574           9,633         153,574           9,633
    55          192,451          11,558         192,451          11,558         192,451          11,558
    60          239,751          13,900         239,751          13,900         239,751          13,900
    65                                          297,298          16,748         297,298          16,748
    70                                          367,313          20,215         367,313          20,215

- Guaranteed Interest Rate: 3.25% is applicable to each contract anniversary.

- The Surrender Value is the Accumulation Values less the Contingent Deferred Sales Charge.

FORM V-4826

                  STATEMENT OF ADDITIONAL INFORMATION CONTENTS

Custodian
Independent Certified Public Accountants
Underwriter
Calculation of Money Market Yield
Total Return
Loans under Tax-Sheltered Annuities
Financial Statements for Ohio National Life and VAA

FORM V-4826